Summary of Significant Accounting Policies (Policies)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Initial Public Offering
Initial Public Offering
— The Company’s registration statement on Form
S-1
(“IPO Registration Statement”) related to its initial public offering (“IPO”) was declared effective on June 22, 2021, and the Company’s common stock began trading on the Nasdaq Global Select Market on June 23, 2021. On June 25, 2021, the Company completed its IPO of 29,325,000 shares of the Company common stock, $0.001 par value per share (the “Common Stock”) at an offering price of $15.00 per share, pursuant to the Company’s IPO Registration Statement. The Company sold 22,856,250 shares, including 2,981,250 shares that were sold pursuant to the full exercise of the underwriters’ option to purchase additional shares. Certain existing stockholders sold an aggregate of 6,468,750 shares, including 843,750 shares that were sold pursuant to the full exercise of the underwriters’ option to purchase additional shares. The Company received aggregate net proceeds of $316.5 million after deducting underwriting discounts and commissions of $22.3 million and other offering expenses of $4.0 million, $0.2 million of which was unpaid at
September
 30, 2021.
Immediately prior to the completion of the IPO, the Company filed an Amended and Restated Certificate of Incorporation, which authorized a total of 1,000,000,000 shares of Common Stock, $0.001 par value per share and 250,000,000 shares of Preferred Stock, par value $0.001 per share (the “Preferred Stock”). After filing the Amended and Restated Certificate of Incorporation, certain redemptions, exchanges, and conversions (collectively, the “Equity Conversion”) were made in connection with the dissolution of Fastball Holdco, L.P., the Company’s parent, which occurred prior to the completion of the IPO. All outstanding Class A LP Units, Class B LP Units, and Class C LP Units of Fastball Holdco, L.P were exchanged for 130,000,000 shares of the Company’s common stock. Outstanding stock options previously issued by Fastball Holdco, L.P. were converted into 3,865,509 stock options issued by the Company.

Basis of Presentation
Basis of Presentation —
The accompanying
 unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated. The Company includes the results of operations of acquired companies prospectively from the date of acquisition. The Company considers itself to be a single operating and reporting entity structure.
The condensed consolidated financial statements included herein are unaudited, but in the opinion of management, such financial statements include all adjustments, consisting of normal recurring adjustments, necessary to summarize fairly the Company’s financial position, results of operations, and cash flows for the interim periods presented. The interim results reported in these condensed consolidated financial statements should not be taken as indicative of results that may be expected for future interim periods or the full year. For a more comprehensive understanding of the Company and its condensed consolidated financial statements, these interim financial statements should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2020 included in its IPO Registration Statement.
The Company experiences seasonality with respect to certain customer industries as a result of fluctuations in hiring volumes and other economic activities. Generally, the Company’s highest revenues have occurred in the second half of each year.

Basis of Presentation
—The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated. The Company includes the results of operations of acquired companies prospectively from the date of acquisition.

Use of Estimates
Use of Estimates
 — The preparation of the condensed consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Changes in these estimates and assumptions may have a material impact on the condensed consolidated financial statements and accompanying notes.
S
ignificant estimates, judgments, and assumptions, include, but are not limited to, the determination of the fair value and useful lives of assets acquired and liabilities assumed through business combinations, the impairment of long-lived assets, and goodwill impairment, collectability of receivables, revenue recognition, capitalized software, assumptions used for purposes of determining share-based compensation and income tax liabilities and assets. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from these estimates.

Use of Estimates
 — The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Changes in these estimates and assumptions may have a material impact on the consolidated financial statements and accompanying notes.
Examples of significant estimates and assumptions include valuing assets and liabilities acquired through business combinations; valuing and estimating useful lives of intangible assets; evaluating recoverability of intangible assets, accounts receivable, and capitalized software; estimating future cash flows and valuation-related assumptions associated with goodwill and other asset impairment testing; estimating tax valuation allowances and deferring certain revenues and costs. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from these estimates.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
 — Certain financial assets and liabilities are reported at fair value in the accompanying condensed consolidated balance sheets in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820,
Fair Value Measurement
. ASC 820 establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 defines fair value as the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques required by ASC 820 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:
Level
 1
 — Quoted prices for identical instruments in active markets.
Level
 2
 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level
 3
 — Significant inputs to the valuation model are unobservable (supported by little or no market activities). These inputs may be used with internally developed methodologies that reflect the Company’s best estimate of fair value from a market participant.
The fair value of an asset is considered to be the price at which the asset could be sold in an orderly transaction between unrelated knowledgeable and willing parties. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a new obligor, rather than the amount that would be paid to settle the liability with the creditor. Assets and liabilities recorded at fair value are measured using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.
The carrying amounts of cash and cash equivalents, short-term investments, receivables, short-term debt, and accounts payable approximate fair value due to the short-term maturities of these financial instruments (Level 1). The fair values and carrying values of the Company’s long-term debt are disclosed in Note 6.
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and their assigned levels within the valuation hierarchy as of
September
 30, 2021 (Successor) (in thousands):

	Level 1	Level 2	Level 3
Liabilities
Interest rate swaps	$—	$1,646	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Long-lived assets and other intangible assets are subject to nonrecurring fair value measurement for the assessment of impairment or as the result of business acquisitions. The fair value of these assets were estimated using the present value of expected future cash flows through unobservable inputs (Level 3).
As of December 31, 2020 (Successor), the Company completed its annual assessment of the recoverability of goodwill for our reporting units. The fair values of these reporting units were estimated using the present value of expected future cash flows through unobservable inputs (Level 3).

Fair Value of Financial Instruments
 — Certain financial assets and liabilities are reported at fair value in the accompanying consolidated balance sheets in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820,
Fair Value Measurement
. ASC 820 establishes a framework for measuring fair value and expands disclosur
e
s about fair value measurements. The valuation techniques required by ASC 820 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:
Level
 1
 — Quoted prices for identical instruments in active markets.
Level
 2
 — Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations whose inputs are observable or whose significant value drivers are observable.
Level
 3
 — Significant inputs to the valuation model are unobservable (supported by little or no market activities). These inputs may be used with internally developed methodologies that reflect the Company’s best estimate of fair value from a market participant.
The fair value of an asset is considered to be the price at which the asset could be sold in an orderly transaction between unrelated knowledgeable and willing parties. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a new obligor, rather than the amount that would be paid to settle the liability with the creditor. Assets and liabilities recorded at fair value are measured using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value.
The carrying amounts of cash and cash equivalents, receivables, short-term debt, and accounts payable approximate fair value due to the short-term maturities of these financial instruments (Level 1). The fair values and carrying values of the Company’s long-term debt are disclosed in Note 7.
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and their assigned levels within the valuation hierarchy as of December 31, 2020 (Successor) (in thousands):

	Level 1	Level 2	Level 3
Liabilities
Interest rate swaps	$—	$3,615	$—
Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
Long-lived assets and other intangible assets are subject to nonrecurring fair value measurement for the assessment of impairment or as the result of business acquisitions. The fair value of these assets were estimated using the present value of expected future cash flows through unobservable inputs (Level 3).
As of December 31, 2020 (Successor), the Company completed its annual assessment of the recoverability of goodwill for our reporting units. The fair values of these reporting units were estimated using the present value of expected future cash flows through unobservable inputs (Level 3).

Business Combinations
Business Combinations
 — The Company records business combinations using the acquisition method of accounting in accordance with ASC 805,
Business Combinations
. Under the acquisition method of accounting, identifiable assets acquired and liabilities assumed are recorded at their acquisition-date fair values. The excess of the purchase price over the estimated fair value is recorded as goodwill. Changes in the estimated fair values of net assets recorded for acquisitions prior to the finalization of more detailed analysis, but not to exceed one year from the date of acquisition, will adjust the amount of the purchase price allocable to goodwill. Measurement period adjustments are reflected in the period in which they occur.
In valuing the trade names, customer lists, and software developed for internal use, the Company utilizes variations of the income approach, which relies on historical financial and qualitative information, as well as assumptions and estimates for projected financial information. The Company considers the income approach the most appropriate valuation technique because the inherent value of these assets is their ability to generate current and future income. Projected financial information is subject to risk if estimates are incorrect. The most significant estimate relates to projected revenues and profitability. If the projected revenues and profitability used in the valuation calculations are not met, then the asset could be impaired.

Business Combinations
 — The Company records business combinations using the acquisition method of accounting in accordance with ASC 805,
Business Combinations
. Under the acquisition method of accounting, identifiable assets acquired and liabilities assumed are recorded at their acquisition-date fair values. The excess of the purchase price over the estimated fair value is recorded as goodwill. Changes in the estimated fair values of net assets recorded for acquisitions prior to the finalization of more detailed analysis, but not to exceed one year from the date of acquisition, will adjust the amount of the purchase price allocable to goodwill. Measurement period adjustments are reflected in the period in which they occur.
In valuing the trade names, customer lists, and software developed for internal use, the Company utilizes variations of the income approach, which relies on historical financial and qualitative information, as well as assumptions and estimates for projected financial information. The Company considers the income approach the most appropriate valuation technique because the inherent value of these assets is their ability to generate current and future income. Projected financial information is subject to risk if estimates are incorrect. The most significant estimate relates to projected revenues and profitability. If the projected revenues and profitability used in the valuation calculations are not met, then the asset could be impaired.

Goodwill, Trade Name, and Customer Lists
Goodwill, Trade Name, and Customer Lists
— The Company tests goodwill for impairment annually as of December 31 or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or indefinite-lived intangible asset below its carrying value. Goodwill is tested for impairment at the reporting unit level using a fair value approach. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value, a “Step 0” analysis. If, based on a review of qualitative factors, it is more likely than not that the fair value of a reporting unit is less than its carrying value the Company performs “Step 1” of the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The Company determines the fair value of a reporting unit by estimating the present value of expected future cash flows, discounted by the applicable discount rate. If the carrying value exceeds the fair value, the Company measures the amount of impairment loss, if any, by comparing the implied fair value of the reporting unit goodwill with its carrying amount, the “Step 2” analysis. No impairment charges have been required.
During the Predecessor period, the Company’s trade name had an indefinite life and was not amortized. The Company evaluates indefinite-lived intangible assets for impairment annually as of December 31 or more frequently if an event occurred or circumstances changed that would more likely than not reduce the fair value of a reporting unit or indefinite-lived intangible asset below its carrying value. No impairments were required.
Subsequent to the Silver Lake Transaction, the Company’s trade name is amortized on an accelerated basis over its expected useful life of twenty years. The Company recorded $2.0 million and $2.0 million of amortization expense related to the trade name for the three months ended
September
 30, 2021 and 2020 (Successor), respectively. The Company recorded $6.0 million for the nine
 months ended
September
 30, 2021 (Successor) and $5.4 million of amortization expense related to the trade name for the period from February 1, 2020 through
September
 30, 2020 (Successor). No amortization expense was recorded for the period from January 1, 2020 through January 31, 2020 (Predecessor).
Customer lists are amortized on an accelerated basis based upon their estimated useful lives, ranging from seven to fourteen years during the Predecessor period and fourteen years in the Successor period. In the Predecessor period, the weighted-average amortization period of customer lists was 13.3 years. The Company recorded $16.4 million and $17.8 million of amortization expense related to customer lists for the three months ended
September
 30, 2021 and 2020 (Successor), respectively. The Company recorded $49.1 million, $47.4 million, and $0.8 million of amortization expense related to customer lists for the nine
 months ended
September
 30, 2021 (Successor), the period from February 1, 2020 through
September
 30, 2020 (Successor), and the period from January 1, 2020 through January 31, 2020 (Predecessor), respectively.
The Company regularly evaluates the amortization period assigned to each intangible asset to determine whether there have been any events or circumstances that warrant revised estimates of useful lives. In December 2020, and since that time, the Company determined that there ha ve
 been no triggering events that would require impairment of trade names or customer lists.

Goodwill, Trade Name, and Customer Lists
— The Company tests goodwill for impairment annually as of December 31 or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or indefinite-lived intangible asset below its carrying value.

Goodwill is tested for impairment at the reporting unit level using a fair value approach. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value, a “Step 0” analysis. If, based on a review of qualitative factors, it is more likely than not that the fair value of a reporting unit is less than its carrying value we perform “Step 1” of the goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. The Company determines the fair value of a reporting unit by estimating the present value of expected future cash flows, discounted by the applicable discount rate. If the carrying value exceeds the fair value, the Company measures the amount of impairment loss, if any, by comparing the implied fair value of the reporting unit goodwill with its carrying amount, the “Step 2” analysis. No impairment charges have been required.
During the Predecessor period the Company’s trade name had an indefinite life and was not amortized. The Company evaluated indefinite-lived intangible assets for impairment annually as of December 31 or more frequently if an event occurred or circumstances changed that would more likely than not reduce the fair value of a reporting unit or indefinite-lived intangible asset below its carrying value. No impairments were required.
Subsequent to the Silver Lake Transaction, the Company’s trade name is amortized on an accelerated basis over its expected useful life of twenty years. No amortization expense was recorded for the year ended December 31, 2019 (Predecessor) and for the period from January 1, 2020 through January 31, 2020 (Predecessor). The Company recorded $7.5 million of amortization expense related to the trade name for the period from February 1, 2020 through December 31, 2020 (Successor).
Customer lists are amortized on an accelerated basis based upon their estimated useful lives, ranging from seven to fourteen years during the Predecessor period and fourteen years in the Successor period. In the Predecessor period, the weighted-average amortization period of customer lists was 13.3 years. The Company recorded $11.1 million, $0.8 million, and $65.2 million of amortization expense related to customer lists for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), respectively.
The Company regularly evaluates the amortization period assigned to each intangible asset to ensure that there have not been any events or circumstances that warrant revised estimates of useful lives. In December 2020, the Company determined that there had been no triggering events that would require impairment of trade names or customer lists.

Revenue Recognition
Revenue Recognition
— Revenues are recognized when control of the Company’s services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. In accordance with ASC 606,
Revenue from Contracts with Customers,
which was adopted as of January 1, 2019 using the modified retrospective method, revenues are recognized based on the following steps:

a)	Identify the contract with a customer

b)	Identify the performance obligations in the contract

c)	Determine the transaction price

d)	Allocate the transaction price to the performance obligations in the contract

e)	Recognize revenue when (or as) the entity satisfies a performance obligation
A substantial majority of the Company’s revenues are derived from pre-onboarding
and related services to our customers on a transactional basis, in which an individual background screening package or selection of services is ordered by a customer related to a single individual. Substantially all of the Company’s customers are employers, staffing or related businesses. The Company satisfies its performance obligations and recognizes revenues for services rendered as the orders are completed and the completed reports are transmitted, or otherwise made available. The Company’s remaining services, substantially consisting of tax consulting, fleet management and driver qualification services, are delivered over time as the customer simultaneously receives and consumes the benefits of the services delivered. To measure the Company’s performance over time, the output method is utilized to measure the value to the customer based on the transfer to date of the services promised, with no rights of return once consumed. In these cases, revenues on transactional contracts with a defined price but an undefined quantity are recognized utilizing the right to invoice expedient resulting in revenue being recognized when the service is provided and becomes billable. Additionally, under this practical expedient, the Company is not required to estimate the transaction price.
The Company considers negotiated and anticipated incentives and estimated adjustments, including historical collections experience, when recording revenues.
The Company’s contracts with customers generally include standard commercial payment terms acceptable in each region, and do not include any financing components. The Company does not have any significant obligations for refunds, warranties, or similar obligations. The Company records revenues net of sales taxes. Due to the Company’s contract terms and the nature of the background screening industry, the Company determined its contract terms for ASC 606 purposes are less than one year. As a result, the Company uses the practical expedient which allows it to expense incremental costs of obtaining a contract, primarily consisting of sales commissions, as incurred.
The Company records third-party pass-through fees incurred as part of screening related services on a gross revenue basis, with the related expense recorded as a third-party records expense, as the Company has control over the transaction and is therefore considered to be acting as a principal. The Company records motor vehicle registration and other tax payments paid on behalf of the Company’s fleet management clients on a net revenue basis as the Company does not have control over the transaction and therefore is considered to be acting as an agent of the customer.
Contract balances are generated when the revenue recognized in a given period varies from billing. A contract asset is created when the Company performs a service for a customer and recognizes more revenue than what has been billed. Contract assets are included in accounts receivable in the accompanying condensed consolidated balance sheets. A contract liability is created when the Company transfers a good or service to a customer and recognizes less than what has been billed. The Company recognizes these contract liabilities as deferred revenue when the Company has an obligation to perform services for a customer in the future and has already received consideration from the customer. Contract liabilities are included in deferred revenue in the accompanying condensed consolidated balance sheets.

Revenue Recognition
—
Revenues are recognized when control of the Company’s services is transferred to customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. In accordance with ASC 606,
Revenue from Contracts with Customers,
which was adopted as of January 1, 2019 using the modified retrospective method, revenues are recognized based on the following steps:

a.	Identify the contract with a customer

b.	Identify the performance obligations in the contract

c.	Determine the transaction price

d.	Allocate the transaction price to the performance obligations in the contract

e.	Recognize revenue when (or as) the entity satisfies a performance obligation
A substantial majority of the Company’s revenues are derived from pre-onboarding
and related services to our customers on a transactional basis, in which an individual background screening package or selection of services is ordered by a customer related to a single individual. Substantially all of the Company’s customers are employers, staffing or related businesses. The Company satisfies its performance obligations and recognizes revenues for services rendered as the orders are completed and the completed reports are transmitted, or otherwise made available. The Company’s remaining services, substantially consisting of tax consulting, fleet management and driver qualification services, are delivered over time as the customer simultaneously receives and consumes the benefits of the services delivered. To measure the Company’s performance over time, the output method is utilized to measure the value to the customer based on the transfer to date of the services promised, with no rights of return once consumed. In these cases, revenues on transactional contracts with a defined price but an undefined quantity are recognized utilizing the right to invoice expedient resulting in revenue being recognized when the service is provided and becomes billable. Additionally, under this practical expedient, the Company is not required to estimate the transaction price.
The Company considers negotiated and anticipated incentives and estimated adjustments, including historical collections experience, when recording revenues.
The Company’s contracts with customers generally include standard commercial payment terms acceptable in each region, and do not include any financing components. The Company does not have any significant obligations for refunds, warranties, or similar obligations. The Company records revenues net of sales taxes. Due to the Company’s contract terms and the nature of the background screening industry, the Company determined its contract terms for ASC 606 purposes are less than one year. As a result, the Company uses the practical expedient which allows it to expense incremental costs of obtaining a contract, primarily consisting of sales commissions, as incurred.
The Company records third-party pass-through fees incurred as part of screening related services on a gross revenue basis, with the related expense recorded as a third-party records expense, as the Company has control over the transaction and is therefore considered to be acting as a principal. The Company records motor vehicle registration and other tax payments paid on behalf of the Company’s fleet management clients on a net revenue basis as the Company does not have control over the transaction and therefore is considered to be acting as an agent of the customer.

Contract balances are generated when the revenue recognized in a given period varies from billing. A contract asset is created when the Company performs a service for a customer and recognizes more revenue than what has been billed. Contract assets are included in accounts receivable in the accompanying consolidated balance sheets. A contract liability is created when the Company transfers a good or service to a customer and recognizes less than what has been billed. The Company recognizes these contract liabilities as deferred revenue when the Company has an obligation to perform services for a customer in the future and has already received consideration from the customer. Contract liabilities are included in deferred revenue in the accompanying consolidated balance sheets.

Foreign Currency
Foreign Currency
 — The functional currency of all of the Company’s foreign subsidiaries is the applicable local currency. The translation of the applicable foreign currencies into U.S. dollars is performed for balance sheet accounts using current exchange rates in effect at the balance sheet date and for revenue and expense accounts using average exchange rates prevailing during the fiscal year. Adjustments resulting from the translation of foreign currency financial statements are accumulated net of tax in a separate component of equity. Gains or losses resulting from foreign currency transactions are included in the accompanying condensed consolidated statements of operations and comprehensive income (loss), except for those relating to intercompany transactions of a long-term investment nature, which are captured in a separate component of equity as accumulated other comprehensive income (loss).
Currency transaction
 (loss) income
 included in the accompanying condensed consolidated statements of operations and comprehensive income (loss) were approximately $0.2 million and $0.5 million for the three months ended
September
 30, 2021 and 2020 (Successor), respectively. Currency transaction (loss) income included
in the accompanying condensed consolidated statements of operations and comprehensive income (loss) were approximately $(0.1) million, $(0.4) million, and $0.1 million for the nine

months ended
September
30, 2021 (Successor), for the period from February 1, 2020 through
September
 30, 2020 (Successor), and for the period from January 1, 2020 through January 31, 2020 (Predecessor), respectively.
Currency translation (loss) income included in accumulated other comprehensive income (loss) were approximately $(3.1) million and $7.0 million for the three months ended
September
 30, 2021 and 2020 (Successor), respectively. Currency translation
 (loss)

income included in accumulated other comprehensive income (loss) were approximately $(1.6) million, $(1.2) million, and $0.0 million for the nine
 months ended
September
 30, 2021 (Successor), for the period from February 1, 2020 through
September
 30, 2020 (Successor), and for the period from January 1, 2020 through January 31, 2020 (Predecessor), respectively.

Foreign Currency
 — The functional curr
ency of all of the Co
mpany’s foreign subsidiaries is the applicable local currency. The translation of the applicable foreign currencies into U.S. dollars is performed for balance sheet accounts using current exchange rates in effect at the balance sheet date and for revenue and expense accounts using average exchange rates prevailing during the fiscal year. Adjustments resulting from the translation of foreign currency financial statements are accumulated net of tax in a separate component of members’ equity. Gains or losses resulting from foreign currency transactions are included in the accompanying consolidated statements of operations and comprehensive income (loss), except for those relating to intercompany transactions of a long-term investment nature, which are captured in a separate component of equity as accumulated other comprehensive loss.
Currency transaction losses included in the accompanying consolidated statements of operations and comprehensive income (loss) were approximately $0.3 million, $0.1 million, and ($0.3) million for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), respectively. Currency translation (loss) income included in accumulated other comprehensive (loss) income were approximately ($0.3) million, ($0.0) million, and $2.5 million for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), respectively.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
— The Company qualifies as an emerging growth company under the Jumpstart Our Business Startups (“JOBS”) Act. The JOBS Act permits the Company an extended transition period for complying with new or revised accounting standards affecting public companies. The Company has elected to use this extended transition period and adopt certain new accounting standards on the private company timeline, which means that the Company’s financial statements may not be comparable to the financial statements of public companies that comply with such new or revised accounting standards on a non-delayed
basis. There were no accounting pronouncements issued during the nine
months ended
September
 30, 2021 which are expected to have a material impact on the condensed consolidated financial statements.

Recent Accounting Pronouncements
— The
Company q
ualifies as an emerging growth company under the Jumpstart Our Business Startups (“JOBS”) Act. The JOBS Act permits the Company an extended transition period for complying with new or revised accounting standards affecting public companies. The Company has elected to use this extended transition period and adopt certain new accounting standards on the private company timeline, which means that the Company’s financial statements may not be comparable to the financial statements of public companies that comply with such new or revised accounting standards on a non-delayed
basis. The Company has elected the extended transition period for the adoption of the Accounting Standards Updates (“ASU”) below, except those where early adoption was both permitted and elected.
In February 2016, the FASB issued ASU
2016-02,
Leases
, and subsequently issued additional ASUs amending this ASU (collectively ASC 842,
Leases
) which amends various aspects of existing guidance for leases. This guidance requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases, along with additional qualitative and quantitative disclosures. The effective date of the new standard is extended to fiscal years beginning after December 15, 2021, with early adoption being permitted. The Company will adopt this guidance in 2022 but has not determined which transition method will be utilized. The Company expects the adoption of the new standard to have a material effect on the consolidated financial statements upon adoption. While the Company continues to assess all of the effects of the adoption, it currently believes the most significant effects relate to the recognition of new right-of-use
(“ROU”) assets and lease liabilities on the consolidated balance sheets for operating leases, as well as providing significant new disclosures about leasing activities.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments – Credit Losses (Topic 326) – Measurement of Credit Losses on Financial Instruments
, which changes the way companies evaluate credit losses for most financial assets and certain other instruments. For trade and other receivables, held-to-maturity
debt securities, loans and other instruments, entities will be required to use new forward-looking expected loss model to evaluate impairment, potentially resulting in earlier recognition of allowances for losses. Enhanced disclosures are also required, including the requirement to disclose the information used to track credit quality by year or origination for most financing receivables. The new standard is effective for fiscal years beginning after December 15, 2022. The Company will adopt this guidance in 2023, and does not expect adoption to have a material impact on its consolidated financial statements.
In August 2018, the FASB issued ASU
2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract
, which requires that issuers follow the
internal-use
software guidance in ASC
350-40
to determine which costs to capitalize as assets or expense as incurred. This guidance is effective for fiscal years beginning after December 15, 2020, with early adoption being permitted. The Company will adopt this guidance in 2021, and does not expect adoption to have a material impact on its consolidated financial statements in the near term. However, if the company enters into material new cloud computing arrangements in the future, this standard will impact the accounting for those arrangements which may have a material effect on future results.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. This ASU removes specific exceptions to the general principles in Topic 740. Among other things it eliminates the need for an organization to analyze whether the following apply in a given period: exception to the incremental approach for intra-period tax allocation; exceptions to accounting for basis differences when there are ownership changes in foreign investments; and exception in interim period income tax accounting for year-to-date
losses that exceed anticipated losses. This amendment also improves financial statement preparers’ application of income tax-related
guidance and simplifies GAAP for: franchise taxes that are partially based on income; transactions with a government that result in a step up in the tax basis of goodwill; separate financial statements of legal entities that are not subject to tax; and enacted changes in tax laws in interim periods. This guidance is effective for annual reporting periods beginning after December 15, 2021, including interim periods therein. The Company will adopt this guidance in 2022, and does not expect adoption to have a material impact on its consolidated financial statements.

In March 2020, the FASB issued ASU
No. 2020-04,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
and in January 2021 issued ASU
No. 2021-01,
Reference Rate Reform (Topic 848): Scope
. These ASUs provide temporary optional expedients and exceptions to existing guidance on contract modifications and hedge accounting to facilitate the market transition from existing reference rates, such as the London Inter-bank Offered Rate (“LIBOR”) which is being phased out beginning at the end of 2021, to alternate reference rates, such as the Secured Overnight Financing Rate (“SOFR”). These standards were effective upon issuance and allowed application to contract changes as early as January 1, 2020. These provisions may impact the Company as contract modifications and other changes occur during the LIBOR transition period. The Company continues to evaluate the optional relief guidance provided within these ASUs, has reviewed its debt securities, bank facilities, and derivative instruments and continues to evaluate commercial contracts that may utilize LIBOR as the reference rate. The Company will continue its assessment and monitor regulatory developments during the LIBOR transition period.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
 — In 2021, the Company adopted ASU
2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which requires that issuers follow the internal-use
software guidance in ASC
350-40
to determine which costs to capitalize as assets or expense as incurred. Adoption of this standard did not have a material impact on the consolidated financial statements. However, if the Company enters into material new cloud computing arrangements in the future, this standard will impact the accounting for those arrangements which may have a material effect on future results.

Recently Adopted Accounting Pronouncements
 — In 2020, the Company adopted ASU
2018-13,
Fair Value Measurement: Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement,
which eliminates, adds, and modifies certain disclosure requirements for fair value measurements as part of its disclosure framework project. Since ASU
2018-13
is disclosure-related only, the adoption of this standard did not have a material impact on the Company’s consolidated financial statements.

Cash and Cash Equivalents
Cash and Cash Equivalents
 — The Company considers cash
equ
ivalents to be cash and all short-term investments that have an original maturity of ninety days or less. Outstanding checks in excess of funds on deposit are classified as current liabilities in the accompanying consolidated balance sheets. As of December 31, 2019 (Predecessor) and December 31, 2020 (Successor), the Company had no outstanding checks in excess of funds on deposit.

Restricted Cash		Restricted Cash — Restricted cash represents monies held in trust for a specific purpose as contractually required under the respective arrangement.
Short-Term Investments		Short-Term Investments — Short-term investments represents fixed time deposits having a maturity date within twelve months.
Accounts Receivable
Accounts Receivable
 — Accounts receivable are due from customers in a broad range of industries located throughout the United States and internationally. Credit is extended based on evaluation of the customer’s financial condition, and generally, collateral is not required.
The allowance for all uncollectible receivables is based on a combination of historical data, cash payment trends, specific customer issues, write-off
trends, general economic conditions, and other factors. These factors are continuously monitored by management to arrive at the estimate for the amount of accounts receivable that may be ultimately uncollectible. In circumstances where the Company is aware of a specific customer’s inability to meet its financial obligations, the Company records a specific allowance for doubtful accounts against amounts due in order to reduce the net recognized receivable to the amount it reasonably believes will be collected. The Company believes that the allowance for doubtful accounts at December 31, 2019 (Predecessor) and December 31, 2020 (Successor) is reasonably stated.

Property and Equipment
Property and Equipment
 — Property and equipment are recorded at cost. Property and equipment include computer software for internal uses either developed internally, acquired by business combination or otherwise purchased. Software development costs, including internal personnel and third-party professional services, are capitalized during the application development stage of initial development or during development of new features and enhancements. The Company amortizes purchased software using the straight-line method over the estimated useful life of the software and software acquired by business combination on an accelerated basis over its expected useful life of five years. Software development costs not meeting the criteria for capitalization are expensed as incurred.
Depreciation on leasehold improvements is computed on the straight-line method over the shorter of the life of the asset, or the lease term, ranging from one to fifteen years. Depreciation on data processing equipment and furniture and equipment is computed using the straight-line method over their estimated useful lives ranging from three to ten years.

Income Taxes
Income Taxes
 — Prior to the Silver Lake Transaction, the Company was not a taxable entity. However, the Company’s wholly owned,
C-corporation
subsidiaries were taxable entities. Accordingly, the Company has followed ASC 740,
Income Taxes
, which provides for income taxes using the liability method, which requires an asset and liability based approach in accounting for income taxes for all periods presented. Deferred income taxes reflect the net tax effect on future years of temporary differences in the carrying amount of assets and liabilities between financial statements and income tax purposes. Valuation allowances are established when the Company determines that it is more likely than not that some portion or the entire deferred tax asset will not be realized. The Company evaluates its effective tax rates regularly and adjusts them when appropriate based on currently available information relative to statutory rates, apportionment factors and the applicable taxable income in the jurisdictions in which the Company operates, among other factors.
The Company calculates additional tax provisions, where applicable, related to accounting for uncertainty in income taxes, which prescribe a recognition threshold and measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination
by taxing authorities. The amount recognized is measured as the largest benefit that has a greater than 50% likelihood of being realized upon settlement. The Company adjusts its estimates of uncertain tax positions periodically because of ongoing examinations by, and settlements with, various taxing authorities, as well as changes in tax laws, regulations, and interpretations. The Company classifies interest and penalties associated with its unrecognized tax benefits as a component of income tax expense (see Note 9).

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
 — The Company regularly evaluates whether events and circumstances have occurred that indicate the carrying amount of property and equipment and finite-life intangible assets may not be recoverable. Conditions that could indicate an impairment assessment is needed include a significant decline in the observable market value of an asset or asset group, a significant change in the extent or manner in which an asset or asset group is used, or a significant adverse change that would indicate that the carrying amount of an asset or asset group is not recoverable. When factors indicate that these long-lived assets or asset groups should be evaluated for possible impairment, the Company assesses the potential impairment by determining whether the carrying value of such long-lived assets or asset groups will be recovered through the future undiscounted cash flows expected from use of the asset or asset group and its eventual disposition. If the carrying amount of the asset or asset group is determined not to be recoverable, an impairment charge is recorded based on the excess, if any, of the carrying amount over fair value. Fair values are determined based on quoted market values or discounted cash flows analyses as applicable. The Company regularly evaluates whether events and circumstances have occurred that indicate the useful lives of property and equipment and finite-life intangible assets may warrant revision. The Company determined the carrying values of its long-lived assets were not impaired as of December 31, 2019 (Predecessor) and December 31, 2020 (Successor).

Advertising Costs
Advertising Costs
 — Advertising costs are expensed as incurred and are included in selling, general and administrative expense in the accompanying consolidated statements of operations and comprehensive income (loss). Advertising costs were $1.8 million, $0.1 million, and $0.6 million for the year ended December 31, 2019 (Predecessor), the period from January 1, 2020 through January 31, 2020 (Predecessor), and for the period from February 1, 2020 through December 31, 2020 (Successor), respectively.

Derivative Instruments
Derivative Instruments
— The Company is exposed to certain risks relating to its ongoing business operations and mitigates interest rate risk through the use of derivative instruments. Interest rate swaps have been entered into to manage a portion of the interest rate risk associated with the Company’s variable-rate borrowings.
In accordance with ASC 815,
Derivatives and Hedging
, the derivative instruments are recognized and subsequently measured on the balance sheet at fair value. The Company reviewed its interest rate swaps and determined they do not meet the definition of cash flow hedges. Therefore, the guidance requires that the change in fair value of the interest rate swaps be recognized as a component of income or expense in the consolidated statements of operations and comprehensive income (loss) (see Note 8).

Concentrations of Credit Risk
Concentrations of Credit Risk
 — Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. Substantially all of the Company’s cash and cash equivalent balances were deposited with financial institutions which management has determined to be high credit quality institutions. Accounts receivable represent credit granted to customers for services provided.
In February 2020, the Company entered into an interest rate collar agreement with a counterparty bank in order to reduce its exposure to interest rate volatility. The Company has determined the counterparty bank to be a high credit quality institution. The Company does not enter into financial instruments for trading or speculative purposes.
The Company did not have
 any customers which represented
10
% of its consolidated revenues for the year ended December
31
,
2019
(Predecessor) or during the period from January
1
,
2020
through January
31
,
2020
(Predecessor). The Company had
one
customer which represented approximately
12
% of its consolidated revenues during the period from February
1
,
2020
to December
31
,
2020
(Successor).
No
other customer represented
10
% or
more
of its revenue for the period. Additionally, the Company did not have any customers which represented
10
%
or more of its consolidated accounts receivable, net for any period presented.

Share-based Compensation
Share-based Compensation
 — Prior to the Silver Lake Transaction, all share-based awards were issued to employees under the
STG-Fairway
Holdings, LLC Equity Incentive Plan (“Predecessor Plan”). As a result of the Silver Lake Transaction, this plan was dissolved as of the transaction date. After the Silver Lake Transaction, all share-based awards are issued by a parent of the Company under individual grant agreements and the partnership agreement (collectively the “Successor Plan”). Both plans were designed with the intention of promoting the long-term success of the Company by attracting, motivating, and retaining key employees of the Company. A total of approximately 8.4 million units are available for issuance under the Successor Plan. The Company accounts for awards issued under both plans in accordance with ASC 718, Compensation — Stock Compensation. Management expects to allow its employees granted awards under the Successor Plan to bear the risks and rewards normally associated with equity ownership for a reasonable period of time when all requisite vesting requirements have been rendered. The Company has the ability to determine how to settle awards granted under the Successor Plan. Awards issued under the Successor plan are callable by the issuing parent. As of December 31, 2020, no awards have been called and the Company has not deemed it probable that awards will be called in the future. Therefore, the related share-based awards are classified as equity.
The calculation of share-based employee compensation expense involves estimates that require management’s judgment. These estimates include the fair value of each of the share-based awards granted, which is estimated on the date of grant using a Black-Scholes option-pricing model. There are four inputs into the Black-Scholes option-pricing model: expected volatility, risk-free interest rates, expected term, and estimated fair value of the underlying unit. The Company estimates expected volatility based on an analysis of guidelines of publicly traded peer companies’ historical volatility. The risk-free interest rate is based on the treasury constant maturities rate based on data published by the U.S. Federal Reserve. The expected term of share-based awards granted is derived from historical exercise experience under the Company’s share-based plans and represents the period of time that awards granted are expected to be outstanding. Because of the limitations on the sale or transfer of our equity as a privately held company and a lack of historical option exercises, the Company does not believe our historical exercise pattern is indicative of the pattern we will experience in future periods. The Company has consequently used the simplified method to calculate the expected term, which is the average of the contractual term and vesting period, and plans to continue to use simplified method until we have sufficient exercise and pricing history. Finally, the estimated fair value of a unit was determined using either the Silver Lake Transaction valuation or a blend of income and market approaches.
The assumptions used in calculating the fair value of share-based payment awards represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and the Company uses different assumptions, share-based compensation expenses could be materially different in the future. In addition, for awards with a service condition, the Company has elected to account for forfeitures as they occur. Therefore, the Company will reverse compensation costs previously recognized when an unvested award is forfeited. For awards with a performance condition, the Company is required to estimate the expected forfeiture rate, and only recognize expenses for those shares expected to vest. The Company estimates the expected forfeiture rate based on the Company’s historical data, grant terms and anticipated plan participant turnover. If the Company’s actual forfeiture rate is materially different from its estimate, the share-based compensation expense could be significantly different from what the Company has recorded in the current period. There were no grants made during the year ended December 31, 2019 (
Predecessor
) or the period from January 1, 2020 through January 31, 2020 (Predecessor).

Comprehensive Income (Loss)		Comprehensive Income (Loss) — Comprehensive income (loss) includes gains and losses from foreign currency translation adjustments, net.
Net Income (Loss) Per Share of Equity
Net Income (Loss) Per Share of Equity
— Basic and diluted net income (loss) per unit (Predecessor) and basic net (loss) per share (Successor) are computed by dividing net income (loss) by the weighted average number of common units or shares outstanding during the period. Diluted net income (loss) per unit (Predecessor) and diluted net (loss) per share (Successor) is computed by dividing net income (loss) by the weighted average number of units or shares outstanding during the period after adjusting for the impact of securities that would have a dilutive effect on net income (loss) per unit or share. The Company uses the treasury stock method to incorporate potentially dilutive securities in diluted net income (loss) per unit or share.
For the year ended December 31, 2019 (Predecessor) and the period from January 1, 2020 through January 31, 2020 (Predecessor), the Company had Class B options, Class C options, and Class C RSUs issued under the Predecessor Plan. The potentially dilutive securities outstanding during the year ended December 31, 2019 (Predecessor) had a dilutive effect and were included in the calculation of diluted net income per unit for the period. The potentially dilutive securities outstanding during the period ended January 31, 2020 (Predecessor) had an anti-dilutive effect and were therefore not included in the calculation of diluted net (loss) per unit for the period. The Company did not have any potentially dilutive securities for the period from February 1, 2020 through December 31, 2020 (Successor).